ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(1)	ORGANIZATION AND NATURE OF OPERATIONS
(a)	Organization and Nature of Operations

Aerovate Therapeutics Inc. (“Aerovate” or the “Company”) was incorporated in the state of Delaware in July 2018, and is headquartered in Waltham, Massachusetts. The Company has a wholly owned subsidiary, Aerovate Securities Corporation. The Company is a biopharmaceutical company. The Company’s initial focus was on advancing AV-101, the Company’s dry powder inhaled formulation of imatinib for the treatment of pulmonary arterial hypertension (“PAH”). However, in June 2024, the Company announced negative results from the Phase 2b portion of its global Phase 2b/Phase 3 trial of AV-101 in adults with PAH, and, as a result, the Company decided to halt enrollment and shut down the Phase 3 portion of the Phase 2b/Phase 3 trial as well as the long-term extension study. In June 2024, the Company announced a corporate restructuring and in July 2024, the Company engaged Wedbush PacGrow as the Company’s exclusive strategic financial advisor to assist in the process of exploring strategic alternatives, including but not limited to an acquisition, merger, reverse merger, business combination, liquidation or other transaction.

On October 30, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Caribbean Merger Sub I, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub I”), Caribbean Merger Sub II, LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company (“Merger Sub II” and together with Merger Sub I, the “Merger Subs”), and Jade Biosciences, Inc., a Delaware corporation (“Jade”), pursuant to which, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, among other things, Merger Sub I will merge with and into Jade, with Jade surviving the merger as the surviving corporation (the “First Merger”), and as part of the same overall transaction, Jade will merge with and into Merger Sub II, with Merger Sub II continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger (the “Second Merger” and together with the First Merger, the “Merger”). In addition, in connection with the closing of the Merger (the “Closing”), the Company expects to declare a cash dividend to its pre-Merger stockholders of approximately $65.0 million in the aggregate (the “Cash Dividend”), provided such amount is subject to adjustment as set forth in the Merger Agreement. The Merger was approved by the Company’s board of directors (the “Board”), and the Board resolved to recommend approval of the Merger Agreement to the Company’s stockholders. The Closing is subject to approval by the stockholders of the Company and Jade as well as other customary closing conditions, including the effectiveness of a registration statement filed with the U.S. Securities and Exchange Commission (“SEC”) in connection with the transaction. If the Merger is completed, the business of Jade will continue as the business of the combined company.

(b)	At-the-Market Offering

On April 5, 2023, the Company entered into an ATM Equity OfferingSM Sales Agreement (the “Sales Agreement”) with BofA Securities, Inc., or the Agent, pursuant to which the Company can sell, from time to time, at its option, up to an aggregate of $75.0 million of shares of its common stock, through the Agent, as its sales agent. As of September 30, 2024, 3,462,721 shares have been sold under the Sales Agreement, generating $67.9 million of net proceeds after deducting commissions to the Agent and other offering costs. As of the date of this Quarterly Report on Form 10-Q, up to $6.0 million of shares of the Company’s common stock remain available for sale from time to time under the Sales Agreement.

(c)	Liquidity and Management Plans

Since inception, the Company has devoted substantially all of its resources to research and development activities, business planning, establishing and maintaining its intellectual property portfolio, hiring personnel, raising capital, and providing general and administrative support for these operations and has not realized revenues from its planned principal operations. The Company has incurred losses and negative cash flows from operations since inception. As of September 30, 2024, the Company had cash and cash equivalents and short-term investments of $88.7 million.

Management believes that the Company’s current cash and cash equivalents and short-term investments will provide sufficient funds to enable the Company to meet its obligations for at least twelve months from the filing date of this report while it explores strategic alternatives.

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a)	Organization and Nature of Operations

Aerovate Therapeutics Inc. (“Aerovate” or the “Company”) was incorporated in the state of Delaware in July 2018, and is headquartered in Waltham, Massachusetts. The Company has a wholly owned subsidiary, Aerovate Securities Corporation. The Company is a clinical-stage biopharmaceutical company that is focused on the development of drugs that meaningfully improve the lives of patients with rare cardiopulmonary disease. The Company’s initial focus is on advancing AV-101, the Company’s dry powder inhaled formulation of imatinib for the treatment of pulmonary arterial hypertension (“PAH”). The Company initiated a global Phase 2b/Phase 3 trial of AV-101 in adults with PAH in December 2021 and announced in November 2023 completion of enrollment of the Phase 2b portion of this trial and enrollment of the first patient in the Phase 3 portion of this trial.

(b)	At-the-Market Offering

On April 5, 2023, the Company entered into an ATM Equity OfferingSM Sales Agreement, or the Sales Agreement, with BofA Securities, Inc., or the Agent, pursuant to which the Company can sell, from time to time, at its option, up to an aggregate of $75.0 million of shares of its common stock, through the Agent, as its sales agent. As of December 31, 2023, 2,662,721 shares have been sold under the Sales Agreement, generating approximately $44.3 million of net proceeds after deducting commissions to the sales agent and other offering costs, and up to $30.0 million of shares of the Company’s common stock remain available for sale from time to time under the Sales Agreement.

(c)	Liquidity and Management Plans

Since inception, the Company has devoted substantially all of its resources to research and development activities, business planning, establishing and maintaining its intellectual property portfolio, hiring personnel, raising capital, and providing general and administrative support for these operations and has not realized revenues from its planned principal operations. The Company has incurred losses and negative cash flows from operations since inception. In addition, the Company expects to incur substantial operating losses for the next several years as it continues its research and development activities. As of December 31, 2023, the Company had cash and cash equivalents and short-term investments of $122.4 million.

Management plans to continue to incur substantial costs in order to conduct research and development activities and additional capital will be needed to undertake these activities. The Company intends to raise such capital through debt or equity financings or other arrangements to fund operations. Management believes that the Company’s current cash and cash equivalents and short-term investments will provide sufficient funds to enable the Company to meet its obligations for at least twelve months from the filing date of this report.